Income Tax Expense - Schedule Of Effective Income Tax Rate Reconciliation (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax expense	₩ 6,170,449		$ 4,779,700		₩ 5,449,744	[1]	₩ 6,081,606	[2]
Income tax at the applicable tax rate (Amount)	1,618,637	[3]			1,488,318	[4]	1,662,080	[4]
Non-taxable income (Amount)	(44,083)				(57,320)		(40,708)
Non-deductible expenses (Amount)	21,133				22,661		25,739
Tax credit and tax exemption (Amount)	(2,006)				(2,380)		(361)
Temporary difference for which no deferred tax is recognized (Amount)	(4,312)				135,694		5,065
Changes in recognition and measurement of deferred tax (Amount)	68,362				49,262		5,997
Income tax refund for tax of prior years (Amount)	(42,952)				(138,314)		(13,953)
Income tax expense of overseas branches (Amount)	56,285				31,270		18,571
Tax rate change effect (Amount)	622				2,714
Others (Amount)	(64,668)				(13,562)		34,795
Income tax expense	₩ 1,607,018		$ 1,244,814		₩ 1,518,343	[1]	₩ 1,697,225	[2]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Income tax at the applicable tax rate (Tax rate)	26.23%	[3]	26.23%	[3]	27.31%	[4]	27.33%	[4]
Non-taxable income (Tax rate)	(0.71%)		(0.71%)		(1.05%)		(0.67%)
Non-deductible expenses (Tax rate)	0.34%		0.34%		0.42%		0.42%
Tax credit and tax exemption (Tax rate)	(0.03%)		(0.03%)		(0.04%)		(0.01%)
Temporary difference for which no deferred tax is recognized (Tax rate)	(0.07%)		(0.07%)		2.49%		0.08%
Changes in recognition and measurement of deferred tax (Tax rate)	1.11%		1.11%		0.90%		0.10%
Income tax refund for tax of prior years (Tax rate)	(0.70%)		(0.70%)		(2.54%)		(0.23%)
Income tax expense of overseas branches (Tax rate)	0.91%		0.91%		0.57%		0.31%
Tax rate change effect (Tax rate)	0.01%		0.01%		0.05%
Others (Tax rate)	(1.05%)		(1.05%)		(0.25%)		0.57%
Average effective tax rate	26.04%		26.04%		27.86%		27.91%
Description Of Applicable Tax Rate By Taxable Income	Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023.		Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023.		Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2021 and 2022.		Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2021 and 2022.

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[3]	Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023.
[4]	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2021 and 2022.